COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

As of December  31, 2013, the Group had minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

	December 31, 2013
	RMB	US$

2014	9,615	1,588
2015	6,851	1,132
2016	5,760	951
2017	5,565	919
2018	5,565	919
Thereafter	31,641	5,228

	64,997	10,737